Preferred shares and other financial instruments subject to redemption and other preferential rights - Summary of movements of financial liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	¥ 8,042,784	¥ 6,396,105
Issuance of new convertible redeemable preferred shares		485,262
Changes in the carrying amount of convertible redeemable preferred shares	461,046	505,640
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	115,753	538,696
Conversion into Class A ordinary shares upon IPO of the Company	(8,648,916)
Foreign exchange effect	29,333	117,081
Ending balance		8,042,784
Series B-1 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	1,848,192	1,678,082
Issuance of new convertible redeemable preferred shares		0
Changes in the carrying amount of convertible redeemable preferred shares	116,264	140,860
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))		0
Conversion into Class A ordinary shares upon IPO of the Company	(1,971,168)
Foreign exchange effect	6,712	29,250
Ending balance		1,848,192
Series B-2 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	238,904	216,962
Issuance of new convertible redeemable preferred shares		0
Changes in the carrying amount of convertible redeemable preferred shares	15,083	18,161
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))		0
Conversion into Class A ordinary shares upon IPO of the Company	(254,856)
Foreign exchange effect	869	3,781
Ending balance		238,904
Series B-3 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	515,179	467,587
Issuance of new convertible redeemable preferred shares		0
Changes in the carrying amount of convertible redeemable preferred shares	32,554	39,441
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))		0
Conversion into Class A ordinary shares upon IPO of the Company	(549,605)
Foreign exchange effect	1,872	8,151
Ending balance		515,179
Series C-1 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	2,340,906	2,150,323
Issuance of new convertible redeemable preferred shares		0
Changes in the carrying amount of convertible redeemable preferred shares	126,495	153,256
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))		0
Conversion into Class A ordinary shares upon IPO of the Company	(2,475,929)
Foreign exchange effect	8,528	37,327
Ending balance		2,340,906
Series D Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	2,287,631	1,883,151
Issuance of new convertible redeemable preferred shares		219,037
Changes in the carrying amount of convertible redeemable preferred shares	120,517	151,422
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	115,753	0
Conversion into Class A ordinary shares upon IPO of the Company	(2,532,302)
Foreign exchange effect	8,401	34,021
Ending balance		2,287,631
Series D+ Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	811,972
Issuance of new convertible redeemable preferred shares		266,225
Changes in the carrying amount of convertible redeemable preferred shares	50,133	2,500
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))		538,696
Conversion into Class A ordinary shares upon IPO of the Company	(865,056)
Foreign exchange effect	¥ 2,951	4,551
Ending balance		¥ 811,972